OTHER ASSETS - Schedule of Maturity of Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
2026	$ 116,795
2027	110,207
2028	84,751
2029	67,312
2030	58,873
Thereafter	115,395
Total lease liabilities	553,333
Less: Interest	(55,772)
Present value of lease liabilities	$ 497,561	$ 557,419